Derivative Warrant Liability - Schedule of Significant Unobservable Inputs Used in Measuring the Fair Value of Warrants Liability (Details) - Level 3 [Member]	Jun. 30, 2025	Mar. 31, 2025
Number of warrants [Member]
Schedule of Significant Unobservable Inputs Used in Measuring the Fair Value of Warrants Liability [Line Items]
Unobservable inputs	2,888	141,667
Volatility [Member]
Schedule of Significant Unobservable Inputs Used in Measuring the Fair Value of Warrants Liability [Line Items]
Unobservable inputs	132.4	121.02
Interest rate [Member]
Schedule of Significant Unobservable Inputs Used in Measuring the Fair Value of Warrants Liability [Line Items]
Unobservable inputs	3.71	3.89
Term (years) [Member]
Schedule of Significant Unobservable Inputs Used in Measuring the Fair Value of Warrants Liability [Line Items]
Unobservable inputs	2.25	2.5
Fair value [Member]
Schedule of Significant Unobservable Inputs Used in Measuring the Fair Value of Warrants Liability [Line Items]
Unobservable inputs	70	16,388